Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Jun. 30, 2016	Dec. 31, 2015
Contingent credit risk
Current net exposure	SFr 16.0	SFr 15.1
Collateral posted	13.8	12.8
Additional collateral required in a one-notch downgrade event	0.9	1.2
Additional collateral required in a two-notch downgrade event	2.9	3.1
Additional collateral required in a three-notch downgrade event	3.5	4.2
Bilateral counterparties
Contingent credit risk
Current net exposure	14.3	13.2
Collateral posted	13.3	12.3
Additional collateral required in a one-notch downgrade event	0.3	0.7
Additional collateral required in a two-notch downgrade event	1.5	1.8
Additional collateral required in a three-notch downgrade event	1.8	2.1
Special purpose entities
Contingent credit risk
Current net exposure	0.5	0.5
Collateral posted	0.5	0.5
Additional collateral required in a one-notch downgrade event	0.5	0.4
Additional collateral required in a two-notch downgrade event	0.8	0.7
Additional collateral required in a three-notch downgrade event	0.9	1.3
Accelerated terminations
Contingent credit risk
Current net exposure	1.2	1.4
Additional collateral required in a one-notch downgrade event	0.1	0.1
Additional collateral required in a two-notch downgrade event	0.6	0.6
Additional collateral required in a three-notch downgrade event	SFr 0.8	SFr 0.8